Net financial income (loss) - Schedule of Net Financial Income (Loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net Financial Income (Loss) [Abstract]
Income from cash and cash equivalents	€ 1,499	€ 450
Foreign exchange gains	1,888	370
Other financial income	0	0
Total financial income	3,386	820
Fixed and variable Interest costs	(3,772)	(3,714)
Net impact of accretion and discounting	2,722	809
Lease debt interests	(89)	(103)
Foreign exchange losses	(324)	(537)
Total financial expenses	(1,463)	(3,545)
Financial income (loss)	€ 1,924	€ (2,725)